RELATED PARTIES (Schedule of Capital Notes and Accrued Interest) (Details) - Aspire Group [Member] - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Principal amount		$ 21,838	$ 21,838
Balance	[1]	$ 21,086	$ 17,739
Contractual interest rate		1.00%	1.00%
Effective interest rate		20.00%	20.00%
Accrued interest		$ 582	$ 582

[1]	Including accrued interest of $582 thousand for the years of December 31, 2021 and 2020.